Post-retirement benefits - Summary of fair value of plan assets (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Equities	16.20%	17.60%
– Quoted	10.00%	11.10%
– Private	6.20%	6.50%
Bonds	48.60%	47.70%
– Government fixed income	20.70%	21.00%
– Government inflation-linked	1.90%	1.60%
– Corporate and other publicly quoted	18.70%	17.50%
– Private	7.30%	7.60%
Property	6.80%	6.90%
– Quoted property funds	2.00%	2.20%
– Unquoted property funds	4.80%	4.70%
Qualifying insurance policies	24.00%	24.30%
Cash and other	4.40%	3.50%
Total	100.00%	100.00%